Income taxes	12 Months Ended
Sep. 30, 2023
Major components of tax expense (income) [abstract]
Income taxes [Text Block]

22. Income taxes

a) Income tax recovery

Income tax recovery is made up of the following components:

	Year end ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
Current income tax recovery (expense):	-	-	-
Deferred income tax (recovery) expense:	-	(49,442)	-
	$-	$(49,442)	$-

b) Reconciliation of effective income tax rate

Our effective income tax rate differs from the statutory rate of 26.5% that would be obtained by applying the combined Canadian basic federal and provincial income tax rate to loss before income taxes. These differences result from the following:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
Loss before income taxes	$(9,306,360)	(10,569,732)	(9,315,372)
Expected statutory tax rate	26.5%	26.5%	26.5%
Expected tax recovery resulting from loss	(2,466,185)	(2,800,979)	(2,468,574)

Increase (reduction) in income taxes resulting from:
Non-deductible expenses	149,270	563,842	654,956
Foreign operations subject to different tax rates	1,447	5,329	3,593
Fair value of warrant liabilities	(1,547,916)
Unrecognized temporary differences	3,863,384	2,182,366	1,826,279
Prior year differences	-	-	(16,254)
	$-	$(49,442)	$-

KWESST claims research and development deductions and related Investment Tax Credits ("ITC") for tax purposes based on management's interpretation of the applicable legislation in the Income Tax Act of Canada. These claims are subject to audit by the Canada Revenue Agency ("CRA") and any adjustments that results could affect ITCs recorded in the consolidated financial statements. The following table shows the breakdown of R&D expenses, net of ITCs:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021
R&D expenses	$1,644,565	$2,064,493	$2,369,145
Less:
Investment tax credits	-	-	(231,007)
R&D expenses, net	$1,644,565	$2,064,493	$2,138,138

c) Deferred tax balances

The following tables deferred tax assets (liabilities) have been recognized in the consolidated financial statements:

	Balance at	Arising on a		Balance at
	September 30,	business	Recognized in	September 30,
	2022	combination	profit or loss	2023

Deferred tax assets (liabilities):
Net operating loss carryforwards	26,459	-	(9,590)	16,869
Intangibles and development costs	(26,459)		9,590	(16,869)

	-	-	-	-
	Balance at	Arising on a		Balance at
	September 30,	business	Recognized in	September 30,
	2021	combination	profit or loss	2022

Deferred tax assets (liabilities):
Net operating loss carryforwards	-	-	26,459	26,459
Intangibles and development costs	-	(49,442)	22,983	(26,459)
	-	(49,442)	49,442	-

	Balance at			Balance at
	September 30,	Recognized in	Recognized in	September 30,
	2020	profit or loss	Equity	2021

Deferred tax assets (liabilities):
Net operating loss carryforwards	48,045	(48,045)	-	-
Impairment provision	(48,045)	48,045	-	-
	-	-	-	-

d) Unrecognized net deferred tax assets

Deferred taxes reflect the impact of loss carryforwards and of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by enacted tax laws. However, KWESST has not recorded net deferred tax assets at September 30, 2023 and 2022 on the following deductible temporary differences, due to the uncertainty involved in determining whether these deferred tax assets will be realized upon expiration due to KWESST's limited history and cumulative operating losses since its inception.

The following is a summary of KWESST's unrecognized deductible temporary differences:

	Balance at	Balance at	Balance at
	September 30,	September 30,	September 30,
	2023	2022	2021

Net operating loss carryforwards	$30,178,141	$18,589,894	$9,429,436
Share issuance costs	5,275,081	1,298,783	1,810,927
Intangibles and development costs	1,356,922	608,705	780,607
Scientific research and development expenditures	1,583,058	1,583,058	1,789,571
Other	1,467,509	46,300	104,793

	$39,860,711	$22,126,741	$13,915,334

e) Available net operating losses

At September 30, 2023, KWESST has the following net operating losses in Canada available to reduce future year's taxable income which expire as follows:

Year of Expiry	Amount

2036	$512,163
2037	744,022
2038	1,174,797
2039	1,732,039
2040	336,562
2041 and thereafter	25,678,558
$30,178,141

f) Available research and development investment tax credits

The Company has the following research and development investment tax credits available to reduce future years' income taxes payable which expire as follows:

Year of Expiry	Amount

2037	$13,361
2038	6,742
2039	-
2040	328,480
2041 and thereafter	-
$348,583